Thrivent ETF Trust
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
October 20, 2026
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
RE:
Thrivent ETF Trust (the “Registrant”)
1933 Act File No. 333-261454
1940 Act File No. 811-23759
Post-effective Amendment No. 13 to the Registration Statement on Form N-1A (the “Amendment”)
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies on behalf of the Registrant that the form of the Registrant’s prospectus and statement of additional information that would have been filed by the Registrant pursuant to Rule 497(c) would not have differed from that contained in the Amendment that was filed electronically on October 15, 2026.
Please contact me at (612) 844-7190 if you have any questions.
Sincerely,
/s/ John D. Jackson
John D. Jackson
Secretary and Chief Legal Officer